Employee Benefit Plan, Subsequent Event - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event	Subsequent Events
The Plan Sponsor evaluated subsequent events for recognition or disclosure in these financial statements through June 18, 2026, the day these financial statements were available to be issued, and determined there were no subsequent events that would require recognition in these financial statements or disclosure in the notes thereto.

EBP, Subsequent Event	Subsequent Events
The Plan Sponsor evaluated subsequent events for recognition or disclosure in these financial statements through June 18, 2026, the day these financial statements were available to be issued, and determined there were no subsequent events that would require recognition in these financial statements or disclosure in the notes thereto.